Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Accounts Receivables and Unbilled Revenue (Details) - USD ($)
$ in Thousands
	Jun. 30, 2025	Dec. 31, 2024
Contract Assets [Abstract]
Billed services (accounts receivable)	$ 1,411,329	$ 1,437,653
Allowance for credit losses	(44,074)	(35,664)
Accounts receivable (net)	1,367,255	1,401,989
Unbilled services (unbilled revenue)	1,244,560	1,286,274
Accounts receivable and unbilled revenue, net	$ 2,611,815	$ 2,688,263